Fair Value Measurements (Details) - Schedule of Financial Instruments Measured at Fair Value - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option	$ 18,014,033	$ 20,082,880
Total Derivative Liabilities	2,774,918	2,882,692	185,011
Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option
Total Derivative Liabilities
Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option
Total Derivative Liabilities
Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option	18,014,033	20,082,880
Total Derivative Liabilities	2,774,918	2,882,692	185,011
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option		20,082,880
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd [Member] | Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd [Member] | Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd [Member] | Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Notes Payable, Fair Value Option		20,082,880
Warrant [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities	2,774,918	2,882,692	13,986
Warrant [Member] | Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities
Warrant [Member] | Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities
Warrant [Member] | Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities	$ 2,774,918	2,882,692	13,986
Bifurcated Conversion Options [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities			171,025
Bifurcated Conversion Options [Member] | Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities
Bifurcated Conversion Options [Member] | Level 2 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities
Bifurcated Conversion Options [Member] | Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value on Recurring Basis [Line Items]
Total Derivative Liabilities			$ 171,025